NOTE 5. BANK LOANS PAYABLE	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
NOTE 5. BANK LOANS PAYABLE

NOTE 5. BANK LOANS PAYABLE

The Company has a few monthly unsecured loans with HSBC at interest rates ranging from 1.08% to 6% per month. The balance on these loans was $22,621 and $21,467 as of December 31, 2012 and 2011, respectively. Accordingly, the Company recorded interest expense of $7,053 and $12,388 during the years ended December 31, 2012 and 2011, respectively.